Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 1,286	$ 641
Other comprehensive income (loss), net of tax:
Net unrealized gain (loss) on translation of net investment in foreign operations	166	(531)
Net unrealized gain on cash flow hedges	94	1
Reclassification of net gain on cash flow hedges to net income	(56)	(20)
Reclassification of net loss on pensions to net income	1	6
Reclassification of loss on translation of net investment in foreign operations to income	0	203
Pension and post-retirement benefits	(5)	82
Other comprehensive income (loss)	200	(259)
Comprehensive income	1,486	382
Comprehensive income attributable to non-controlling interests	(56)	(13)
Comprehensive income attributable to Magna International Inc.	$ 1,430	$ 369